Schedule of investments
Delaware Ivy VIP Mid Cap Growth
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.24%♦
Communication Services — 5.37%
Electronic Arts	59,129	$ 6,841,816
Pinterest Class A †	470,990	10,974,067
ZoomInfo Technologies †	138,748	5,780,242
		23,596,125
Consumer Discretionary — 18.28%
BorgWarner	263,672	8,279,301
Chipotle Mexican Grill †	8,624	12,959,802
Floor & Decor Holdings Class A †	62,165	4,367,713
Levi Strauss & Co. Class A *	342,774	4,959,940
Lululemon Athletica †	22,054	6,165,416
National Vision Holdings †	175,636	5,734,515
On Holding Class A †	250,103	4,014,153
Petco Health & Wellness †	294,294	3,284,321
Pool	21,646	6,887,974
Shutterstock	86,019	4,315,573
Trade Desk Class A †	118,778	7,096,986
Ulta Beauty †	13,641	5,472,633
Vail Resorts	31,641	6,823,065
		80,361,392
Consumer Staples — 1.31%
Brown-Forman Class B	86,324	5,746,589
		5,746,589
Financials — 6.66%
First Republic Bank	63,210	8,252,065
Kinsale Capital Group	17,466	4,461,166
MarketAxess Holdings	48,926	10,885,546
Pinnacle Financial Partners	69,822	5,662,564
		29,261,341
Healthcare — 20.27%
ABIOMED †	30,543	7,503,193
Agilent Technologies	52,667	6,401,674
Azenta	83,162	3,564,323
Bio-Techne	21,724	6,169,616
Dexcom †	175,648	14,146,690
Edwards Lifesciences †	77,360	6,392,257
Envista Holdings †	220,538	7,235,852
Genmab ADR †	207,289	6,660,196
Horizon Therapeutics †	107,337	6,643,087
Intuitive Surgical †	34,195	6,409,511
Repligen †	47,094	8,811,758
Seagen †	54,285	7,427,817
West Pharmaceutical Services	7,130	1,754,550
		89,120,524
Industrials — 15.04%
A O Smith	120,595	5,858,505
Clarivate *, †	372,163	3,494,611
Copart †	24,713	2,629,463
CoStar Group †	289,933	20,193,833
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Fastenal	141,734	$ 6,525,433
Generac Holdings †	29,269	5,213,980
HEICO Class A	85,518	9,802,073
IDEX	29,720	5,939,542
Trex †	146,658	6,444,153
		66,101,593
Information Technology — 32.29%
Arista Networks †	115,784	13,070,856
Coherent *, †	192,648	6,713,783
Crowdstrike Holdings Class A †	51,505	8,488,539
DocuSign †	110,443	5,905,387
EngageSmart *, †	70,538	1,459,431
Five9 †	79,901	5,990,977
Genpact	93,295	4,083,522
Keysight Technologies †	59,902	9,426,179
Littelfuse	20,525	4,078,112
Marvell Technology	206,494	8,860,657
Microchip Technology	155,098	9,465,631
Monolithic Power Systems	34,957	12,703,374
Novanta †	40,426	4,675,267
Paycom Software †	31,905	10,528,331
Teradyne	111,514	8,380,277
Trimble †	126,718	6,876,986
Tyler Technologies †	26,720	9,285,200
Universal Display	56,537	5,334,266
Workiva †	67,855	5,279,119
Zebra Technologies Class A †	5,012	1,313,194
		141,919,088
Materials — 0.02%
Scotts Miracle-Gro	1,912	81,738
		81,738
Total Common Stocks (cost $426,416,528)		436,188,390

Short-Term Investments — 0.72%
Money Market Mutual Funds — 0.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	792,055	792,055
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	792,055	792,055
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	792,055	792,055
NQ-IV075 [9/22] 11/22 (2605218)    1

Schedule of investments
Delaware Ivy VIP Mid Cap Growth   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	792,055	$ 792,055
Total Short-Term Investments (cost $3,168,220)		3,168,220

Total Value of Securities—99.96% (cost $429,584,748)		439,356,610■
Receivables and Other Assets Net of Liabilities—0.04%		187,407
Net Assets Applicable to 48,999,784 Shares Outstanding—100.00%		$439,544,017

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $16,060,738 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $16,882,394.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ-IV075 [9/22] 11/22 (2605218)